Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Matrix [Member]
Employee Benefit Liabilities (Tables) [Line Items]
Schedule of Defined Benefit Plans	Composition of defined benefit plans is as follows:
	December 31,
	2022	2021
Defined benefit obligation	91,973	123,138
Fair value of plan assets	(82,857)	(110,497)
Net defined benefit liability	$9,116	$12,641